Description of Organization and Summary of Significant Accounting Policies - Liquidity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Net loss			$ 243,377	$ (2,841,712)	$ (2,729,602)	$ (18,132,948)
Used cash in operating activity			(1,833,885)	4,334,318	5,542,225	396,482
Accumulated deficit	$ 4,226,914		4,226,914		4,150,511	1,457,152
Angel Studios, Inc. CIK: 0001671941
Significant Accounting Policies [Line Items]
Net loss	22,505,824	$ 12,329,051	37,370,107	14,528,844	(9,012,124)	13,710,708
Used cash in operating activity			(29,479,037)	(10,000,363)	5,912,192	(11,663,251)
Accumulated deficit	47,402,151		47,402,151		10,073,191	19,239,049
Digital assets	$ 9,916,000		9,916,000		2,961,790	$ 2,846,825	$ 10,600,000
Sale of common stock			$ 8,249,971	$ 7,500,000	$ 7,500,001